PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2016
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of September 30,
	2015	2016
	US$	US$
Buildings	5,826	7,254
Electronic and office equipment	12,207	14,133
Leasehold improvement and building improvement	1,872	1,691
Motor vehicles	1,616	1,827

Total	21,521	24,905
Less: Accumulated depreciation	(8,605)	(10,997)

	12,916	13,908

Depreciation expenses were US$1,808, US$2,034 and US$2,533, for the years ended September 30, 2014, 2015 and 2016, respectively.